GENERAL - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Entity-Wide Revenue, Major Customer, Percentage	13.50%	16.00%	17.80%
Additional Major Customer [Member]
Entity-Wide Revenue, Major Customer, Percentage	13.00%	13.50%	11.10%